UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – June 30, 2019

Item 1.  Schedule of Investments.

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 67.4%
Communication Services - 14.3%
644	Alphabet, Inc., Class A (a)	$697,323
644	Alphabet, Inc., Class C (a)(b)	696,106
540	Booking Holdings, Inc. (a)(c)	1,012,343
29,779	CBS Corp., Class B	1,485,972
16,100	Discovery, Inc., Class C (a)	458,045
7,967	Expedia Group, Inc.	1,059,850
7,609	Facebook, Inc., Class A (a)(b)(c)	1,468,537
4,791	MultiChoice Group, Ltd., ADR (a)	45,227
23,955	Naspers, Ltd., ADR, Class N	1,160,141
3,211	Spark Networks SE, ADR (a)	37,826
		8,121,370
Consumer Discretionary - 12.9%
29,034	American Airlines Group, Inc.	946,799
2,409	CarMax, Inc. (a)(b)(c)	209,173
26,720	General Motors Co. (b)	1,029,522
9,620	Gildan Activewear, Inc.	372,102
12,230	Mohawk Industries, Inc. (a)(b)(c)	1,803,558
19,878	Starbucks Corp. (c)	1,666,373
3,315	The Walt Disney Co. (c)	462,906
9,400	United Continental Holdings, Inc. (a)(c)	822,970
		7,313,403
Consumer Staples - 4.0%
2,353	AMERCO (a)	890,728
8,430	Philip Morris International, Inc.	662,008
2,800	The Kraft Heinz Co. (c)	86,912
16,595	US Foods Holding Corp. (a)(c)	593,437
		2,233,085
Energy - 0.5%
11,750	Halliburton Co.	267,195
Financials - 17.8%
5,534	American Express Co. (c)	683,117
4,699	Aon PLC (c)	906,813
24,074	Bank of America Corp. (c)	698,146
7,546	Berkshire Hathaway, Inc., Class B (a)(b)(c)	1,608,581
25,276	CBRE Group, Inc., Class A (a)(c)	1,296,659
8,904	Citigroup, Inc.	623,547
9,110	JPMorgan Chase & Co. (b)(c)	1,018,498
43,706	The Blackstone Group LP (c)	1,941,421
18,155	The Charles Schwab Corp. (c)	729,649
2,765	The Goldman Sachs Group, Inc. (c)	565,719
		10,072,150
Health Care - 1.1%
9,095	Bayer AG	630,237
Industrials - 10.0%
4,285	FedEx Corp.	703,554
19,548	Jacobs Engineering Group, Inc. (c)	1,649,656
53,186	Quanta Services, Inc.	2,031,173
2,077	The Boeing Co. (c)	756,049
3,201	United Parcel Service, Inc., Class B	330,567
1,650	Valmont Industries, Inc.	209,237
		5,680,236
Information Technology - 4.9%
6,654	Analog Devices, Inc. (c)	751,037
9,420	Apple, Inc. (c)	1,864,406
4,600	Micron Technology, Inc. (a)(b)(c)	177,514
		2,792,957
Materials - 1.9%
8,921	PPG Industries, Inc. (c)	1,041,170
Total Common Stock (Cost $34,173,621)		38,151,803

1	ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2019

Shares	Security Description	Value
Money Market Fund - 23.2%
13,150,343	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (d)
	(Cost $13,150,343)	$13,150,343

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 4.1%
Call Options Purchased - 1.0%
951	SPDR S&P 500 ETF Trust	$300.00	07/19	$28,530,000	36,138
1,099	SPDR S&P 500 ETF Trust	310.00	01/20	34,069,000	539,059
Total Call Options Purchased (Premiums Paid $527,025)					575,197
Put Options Purchased - 3.1%
19	Micron Technology, Inc.	42.00	01/20	73,321	12,778
27	Micron Technology, Inc.	40.00	01/20	104,193	14,985
857	SPDR S&P 500 ETF Trust	285.00	07/19	25,110,100	35,565
1,200	SPDR S&P 500 ETF Trust	286.00	01/20	35,160,000	1,131,600
655	SPDR S&P 500 ETF Trust	255.00	01/20	19,191,500	238,420
1,200	SPDR S&P 500 ETF Trust	246.00	01/20	35,160,000	327,000
Total Put Options Purchased (Premiums Paid $2,718,571)					1,760,348
Total Purchased Options (Premiums Paid $3,245,596)					2,335,545
Investments, at value - 94.7% (Cost $50,569,560)					$53,637,691
Total Written Options - (2.0)% (Premiums Received $(1,160,083))					(1,129,913)
Other Assets & Liabilities, Net - 7.3%					4,143,092
Net Assets - 100.0%					$56,650,870

2	ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

JUNE 30, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (2.0)%
Call Options Written - (1.7)%
(55)	American Express Co.	$125.00	01/20	$678,920	$(39,325)
(66)	Analog Devices, Inc.	120.00	01/20	744,942	(41,580)
(47)	Aon PLC	200.00	10/19	907,006	(21,620)
(66)	Apple, Inc.	230.00	01/20	1,306,272	(28,380)
(28)	Apple, Inc.	210.00	01/20	554,176	(28,630)
(127)	Bank of America Corp.	35.00	01/20	368,300	(3,556)
(111)	Bank of America Corp.	32.00	01/20	321,900	(9,768)
(75)	Berkshire Hathaway, Inc.	250.00	01/20	1,598,775	(5,775)
(3)	Booking Holdings, Inc.	2220.00	01/20	562,413	(10,935)
(60)	CarMax, Inc.	90.00	01/20	520,980	(35,940)
(10)	CarMax, Inc.	85.00	01/20	86,830	(8,400)
(154)	CBRE Group, Inc.	60.00	09/19	790,020	(1,540)
(24)	Facebook, Inc.	190.00	01/20	463,200	(48,360)
(168)	Jacobs Engineering Group, Inc.	85.00	10/19	1,417,752	(70,560)
(27)	Jacobs Engineering Group, Inc.	80.00	10/19	227,853	(19,440)
(91)	JPMorgan Chase & Co.	125.00	01/20	1,017,380	(13,923)
(19)	Micron Technology, Inc.	70.00	01/20	73,321	(342)
(27)	Micron Technology, Inc.	60.00	01/20	104,193	(1,404)
(33)	Mohawk Industries, Inc.	155.00	01/20	486,651	(33,330)
(89)	PPG Industries, Inc.	125.00	01/20	1,038,719	(32,040)
(198)	Starbucks Corp.	70.00	07/19	1,659,834	(277,200)
(255)	The Blackstone Group LP	40.00	01/20	1,132,710	(144,585)
(13)	The Boeing Co.	400.00	01/20	473,213	(18,200)
(7)	The Boeing Co.	390.00	01/20	254,807	(12,215)
(180)	The Charles Schwab Corp.	50.00	01/20	723,420	(8,460)
(18)	The Goldman Sachs Group, Inc.	260.00	01/20	368,280	(1,494)
(9)	The Goldman Sachs Group, Inc.	230.00	01/20	184,140	(4,383)
(28)	The Kraft Heinz Co.	40.00	01/21	86,912	(4,830)
(33)	The Walt Disney Co.	155.00	01/20	460,812	(13,233)
(93)	United Continental Holdings, Inc.	105.00	01/20	814,215	(19,158)
(165)	US Foods Holding Corp.	40.00	10/19	590,040	(9,900)
Total Call Options Written (Premiums Received $(903,017))					(968,506)
Put Options Written - (0.3)%
(4)	Alphabet, Inc.	900.00	01/20	360,000	(7,240)
(5)	Amazon.com, Inc.	1470.00	01/20	735,000	(12,650)
(24)	Berkshire Hathaway, Inc.	165.00	01/20	396,000	(3,240)
(31)	Capital One Financial Corp.	75.00	01/20	232,500	(5,456)
(26)	CarMax, Inc.	70.00	01/20	182,000	(4,290)
(58)	Exxon Mobil Corp.	65.00	01/20	377,000	(7,772)
(32)	Facebook, Inc.	120.00	01/20	384,000	(2,848)
(95)	General Motors Co.	40.00	01/20	380,000	(36,385)
(53)	Hasbro, Inc.	70.00	01/20	371,000	(6,307)
(14)	IBM.	130.00	01/20	182,000	(8,855)
(28)	Intel Corp.	47.00	01/20	131,600	(9,436)
(28)	Intel Corp.	45.00	01/20	126,000	(7,140)
(61)	JPMorgan Chase & Co.	80.00	01/20	488,000	(4,331)
(18)	Mastercard, Inc.	200.00	01/20	360,000	(4,500)
(9)	Micron Technology, Inc.	35.00	01/20	31,500	(2,781)
(78)	Microsoft Corp.	95.00	01/20	741,000	(6,201)
(6)	Mohawk Industries, Inc.	130.00	12/19	78,000	(3,360)
(42)	Morgan Stanley	38.00	01/20	159,600	(5,586)
(85)	Oracle Corp.	45.00	01/20	382,500	(6,970)
(24)	The Home Depot, Inc.	160.00	01/20	384,000	(4,152)
(18)	United Technologies Corp.	115.00	01/20	207,000	(5,625)
(27)	Visa, Inc.	130.00	01/20	351,000	(3,672)
(45)	Walmart, Inc.	82.50	01/20	371,250	(2,610)
Total Put Options Written (Premiums Received $(257,066))					(161,407)
Total Written Options - (2.0)% (Premiums Received $(1,160,083))					$(1,129,913)

3	ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

JUNE 30, 2019

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Subject to put option written by the Fund.
(c)	Subject to call option written by the Fund.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$8,121,370	$–	$–	$8,121,370
Consumer Discretionary	7,313,403	–	–	7,313,403
Consumer Staples	2,233,085	–	–	2,233,085
Energy	267,195	–	–	267,195
Financials	10,072,150	–	–	10,072,150
Health Care	630,237	–	–	630,237
Industrials	5,680,236	–	–	5,680,236
Information Technology	2,792,957	–	–	2,792,957
Materials	1,041,170	–	–	1,041,170
Money Market Fund	–	13,150,343	–	13,150,343
Purchased Options	36,138	2,299,407	–	2,335,545
Investments at Value	$38,187,941	$15,449,750	$–	$53,637,691
Total Assets	$38,187,941	$15,449,750	$–	$53,637,691
Liabilities
Other Financial Instruments*
Written Options	(750,157)	(379,756)	–	(1,129,913)
Total Liabilities	$(750,157)	$(379,756)	$–	$(1,129,913)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

4	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 22.9%
Communication Services - 1.4%
42,500	Liberty Global PLC, Class C (a)	$1,127,525
Consumer Discretionary - 2.9%
10,000	Anheuser-Busch InBev SA/NV, ADR	885,100
14,000	The TJX Cos., Inc.	740,320
6,000	The Walt Disney Co.	837,840
		2,463,260
Consumer Staples - 0.7%
6,000	Nestle SA, ADR	620,400
Energy - 2.5%
37,000	Enbridge, Inc.	1,334,960
19,000	Schlumberger, Ltd.	755,060
		2,090,020
Financials - 7.5%
6,000	Berkshire Hathaway, Inc., Class B (a)	1,279,020
25,500	Brookfield Asset Management, Inc., Class A	1,218,390
16,500	Franklin Resources, Inc.	574,200
25,000	Loews Corp.	1,366,750
14,000	The Bank of New York Mellon Corp.	618,100
5,500	The Howard Hughes Corp. (a)	681,120
9,000	WR Berkley Corp.	593,370
		6,330,950
Health Care - 2.2%
12,500	CVS Health Corp.	681,125
27,500	Sanofi, ADR	1,189,925
		1,871,050
Industrials - 0.3%
3,500	Expeditors International of Washington, Inc.	265,510
Information Technology - 0.9%
10,000	Cerner Corp.	733,000
Materials - 2.9%
13,005	Agnico Eagle Mines, Ltd.	666,376
5,333	Corteva, Inc. (a)	157,697
5,333	DuPont de Nemours, Inc.	400,348
12,000	Royal Gold, Inc.	1,229,880
		2,454,301
Real Estate - 0.3%
8,500	Equity Commonwealth REIT (a)	276,420
Utilities - 1.3%
14,000	Dominion Energy, Inc.	1,082,480
Total Common Stock (Cost $15,619,551)		19,314,916

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 0.3%
$41,143	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (b)	4.27%	03/25/36	37,741
26,258	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (b)	4.24	03/25/36	23,441
18,029	Banc of America Funding Corp., Series 2006-E 2A1 (b)	4.67	06/20/36	17,895
20,765	Banc of America Funding Corp., Series 2007-E 4A1 (b)	3.75	07/20/47	16,733
55,277	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	53,162
20,981	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	20,529
21,999	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	21,085
24,417	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5 1A1 (b)	4.51	09/25/47	23,952
42,590	IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (b)	4.05	09/25/36	36,768
16,378	JPMorgan Mortgage Trust, Series 2007-A2 4A1M (b)	4.22	04/25/37	15,258
23,301	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (b)	4.42	04/25/47	17,368
Total Asset Backed Obligations (Cost $188,639)				283,932

1	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2019

Shares	Security Description	Value
Investment Companies - 50.7%
1,630,105	Absolute Capital Opportunities Fund (c)	$19,267,841
2,219,582	Absolute Convertible Arbitrage Fund (c)	23,438,782
Total Investment Companies (Cost $39,718,632)		42,706,623

Shares	Security Description	Value
Money Market Fund - 13.5%
11,344,037	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (d)
	(Cost $11,344,037)	11,344,037

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 2.2%
Call Options Purchased - 1.3%
2,000	Invesco DB Agriculture Fund ETF	$20.00	01/20	$4,000,000	25,000
2,000	SPDR S&P 500 ETF Trust	300.00	07/19	60,000,000	76,000
1,000	SPDR S&P 500 ETF Trust	298.00	07/19	29,800,000	84,500
500	SPDR S&P 500 ETF Trust	310.00	01/20	15,500,000	245,250
1,000	SPDR S&P 500 ETF Trust	330.00	06/20	33,000,000	284,000
1,500	VanEck Vectors Gold Miners ETF	26.00	01/20	3,900,000	297,000
1,000	VanEck Vectors Oil Services ETF	17.00	01/20	1,700,000	60,000
Total Call Options Purchased (Premiums Paid $776,220)					1,071,750
Put Options Purchased - 0.9%
1,000	iShares Russell 2000 ETF	140.00	08/19	15,550,000	54,000
1,500	SPDR S&P 500 ETF Trust	270.00	09/19	43,950,000	346,500
1,000	SPDR S&P 500 ETF Trust	265.00	09/19	29,300,000	180,000
500	SPDR S&P 500 ETF Trust	250.00	10/19	14,650,000	50,500
1,250	VanEck Vectors Semiconductor ETF	90.00	11/19	13,772,500	182,500
Total Put Options Purchased (Premiums Paid $1,523,787)					813,500
Total Purchased Options (Premiums Paid $2,300,007)					1,885,250
Investments, at value - 89.6% (Cost $69,170,866)					$75,534,758
Total Written Options - (0.2)% (Premiums Received $(138,997))					(179,000)
Other Assets & Liabilities, Net - 10.6%					8,934,382
Net Assets - 100.0%					$84,290,140

2	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

JUNE 30, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.2)%
Call Options Written - (0.2)%
(1,500)	VanEck Vectors Gold Miners ETF
	(Premiums Received $(113,998))	$29.00	01/20	$(3,834,000)	$(160,500)
Put Options Written - 0.0%
(1,000)	iShares Russell 2000 ETF
	(Premiums Received $(24,999))	131.00	08/19	13,100,000	(18,500)
Total Written Options - (0.2)% (Premiums Received $(138,997))					$(179,000)

3	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

JUNE 30, 2019

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2019.
(c)	Affiliated Company.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

At June 30, 2019, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Depreciation
(110)	Nasdaq 100 E-mini Future	09/20/19	$(16,679,049)	$(16,926,250)	$(247,201)
(170)	S&P 500 E-mini Future	09/20/19	(24,646,222)	(25,025,700)	(379,478)
(40)	U.S. 10 Year Note Future	09/19/19	(5,088,074)	(5,118,750)	(30,676)
(10)	U.S. Long Bond Future	09/19/19	(1,540,924)	(1,555,937)	(15,013)
			$(47,954,269)	$(48,626,637)	$(672,368)

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Investment Companies
Absolute Capital Opportunities Fund	Balance 3/31/2019	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 6/30/2019	Realized Loss	Investment Income
Shares	1,713,508	–	(83,403)	–	1,630,105
Cost	$18,084,900	$–	$(1,031,693)	$–	$17,053,207	$(31,693)	$–
Value	19,705,339	–	–	594,195	19,267,841

Absolute Convertible Arbitrage Fund	Balance 3/31/2019	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 6/30/2019	Realized Gain	Investment Income
Shares	2,314,548	–	(94,966)	–	2,219,582
Cost	$23,636,935	$–	$(971,510)	$–	$22,665,425	$28,490	$147,314
Value	24,279,613	–	–	130,679	23,438,782

At June 30, 2019, the value of investments in affiliated companies was $42,706,623 representing 50.67% of net assets and the total cost was $39,718,632. Net realized loss was $(3,203) and investment income was $147,314.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

JUNE 30, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$1,127,525	$–	$–	$1,127,525
Consumer Discretionary	2,463,260	–	–	2,463,260
Consumer Staples	620,400	–	–	620,400
Energy	2,090,020	–	–	2,090,020
Financials	6,330,950	–	–	6,330,950
Health Care	1,871,050	–	–	1,871,050
Industrials	265,510	–	–	265,510
Information Technology	733,000	–	–	733,000
Materials	2,454,301	–	–	2,454,301
Real Estate	276,420	–	–	276,420
Utilities	1,082,480	–	–	1,082,480
Asset Backed Obligations	–	283,932	–	283,932
Investment Companies	42,706,623	–	–	42,706,623
Money Market Fund	–	11,344,037	–	11,344,037
Purchased Options	1,016,000	869,250	–	1,885,250
Investments at Value	$63,037,539	$12,497,219	$–	$75,534,758
Total Assets	$63,037,539	$12,497,219	$–	$75,534,758
Liabilities
Other Financial Instruments*
Written Options	(160,500)	(18,500)	–	(179,000)
Futures	(672,368)	–	–	(672,368)
Total Other Financial Instruments*	$(832,868)	$(18,500)	$–	$(851,368)
Total Liabilities	$(832,868)	$(18,500)	$–	$(851,368)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

5	ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Rate	Value
Long Positions - 100.4%
Preferred Stock - 0.2%
Health Care - 0.2%
5,000	Change Healthcare, Inc.
	(Cost $250,000)	6.00%	$278,800

Principal	Security Description	Rate	Maturity	Value
Corporate Convertible Bonds - 84.9%
Communication Services - 19.2%
$2,500,000	Chegg, Inc. (a)	0.25%	05/15/23	3,834,806
1,000,000	FireEye, Inc. (a)	1.63	06/01/35	945,000
250,000	FireEye, Inc. (a)	0.88	06/01/24	244,937
1,000,000	Gannett Co., Inc.	4.75	04/15/24	1,013,383
500,000	Global Eagle Entertainment, Inc. (a)	2.75	02/15/35	242,316
1,500,000	Infinera Corp. (a)	2.13	09/01/24	1,026,562
2,000,000	InterDigital, Inc. (b)	2.00	06/01/24	2,039,330
1,500,000	MercadoLibre, Inc. (b)	2.00	08/15/28	2,314,397
2,000,000	Perficient, Inc. (b)	2.38	09/15/23	2,218,811
2,500,000	Q2 Holdings, Inc.	0.75	02/15/23	3,577,490
1,020,000	Quotient Technology, Inc.	1.75	12/01/22	987,248
750,000	RingCentral, Inc. (c)	0.00	03/15/23	1,127,979
1,000,000	Twitter, Inc.	0.25	06/15/24	978,860
651,000	Twitter, Inc., Series 2014	1.00	09/15/21	624,695
750,000	Vonage Holdings Corp. (b)	1.75	06/01/24	758,756
1,250,000	YY, Inc. (b)	1.38	06/15/26	1,271,885
				23,206,455
Consumer Discretionary - 2.8%
1,000,000	EZCORP, Inc.	2.88	07/01/24	1,139,385
380,000	EZCORP, Inc. (a)	2.38	05/01/25	345,666
1,500,000	Guess?, Inc. (b)	2.00	04/15/24	1,410,646
455,000	Live Nation Entertainment, Inc.	2.50	03/15/23	539,702
				3,435,399
Consumer Staples - 2.2%
625,000	Flexion Therapeutics, Inc. (a)	3.38	05/01/24	545,703
2,000,000	FTI Consulting, Inc. (b)	2.00	08/15/23	2,147,486
				2,693,189
Energy - 3.4%
2,000,000	Helix Energy Solutions Group, Inc. (a)	4.13	09/15/23	2,412,568
1,500,000	Newpark Resources, Inc. (a)	4.00	12/01/21	1,670,777
				4,083,345
Financials - 1.9%
500,000	Encore Capital Europe Finance, Ltd. (a)	4.50	09/01/23	511,376
61,000	Encore Capital Group, Inc. (a)	3.00	07/01/20	61,295
1,500,000	Encore Capital Group, Inc.	2.88	03/15/21	1,425,942
250,000	Qudian, Inc. (b)	1.00	07/01/26	255,192
				2,253,805
Health Care - 13.0%
1,000,000	Accuray, Inc. (b)	3.75	07/15/22	990,064
1,250,000	Alder Biopharmaceuticals, Inc.	2.50	02/01/25	1,167,969
1,500,000	CONMED Corp. (b)	2.63	02/01/24	1,731,878
525,000	DexCom, Inc. (a)	0.75	05/15/22	839,078
1,065,000	Exact Sciences Corp. (a)	1.00	01/15/25	1,841,542
1,500,000	Inovio Pharmaceuticals, Inc. (b)	6.50	03/01/24	1,260,594
1,500,000	Insmed, Inc.	1.75	01/15/25	1,462,283
1,514,000	Insulet Corp.	1.38	11/15/24	2,156,553
500,000	Karyopharm Therapeutics, Inc. (b)	3.00	10/15/25	317,277
2,000,000	Pacira Pharmaceuticals, Inc.	2.38	04/01/22	2,052,722
1,600,000	Retrophin, Inc.	2.50	09/15/25	1,441,424
500,000	Theravance Biopharma, Inc. (a)	3.25	11/01/23	429,874
				15,691,258
Industrials - 12.7%
1,500,000	Aerojet Rocketdyne Holdings, Inc.	2.25	12/15/23	2,671,482
2,011,000	Chart Industries, Inc. (b)	1.00	11/15/24	2,869,666
1,143,000	II-VI, Inc.	0.25	09/01/22	1,206,579
1,859,000	Kaman Corp. (a)	3.25	05/01/24	2,189,001
1,000,000	Knowles Corp.	3.25	11/01/21	1,205,466

1	ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Principal	Security Description	Rate	Maturity	Value
Industrials - 12.7%
$967,000	Team, Inc.	5.00%	08/01/23	$987,887
425,000	TimkenSteel Corp. (a)	6.00	06/01/21	441,016
2,000,000	TTM Technologies, Inc.	1.75	12/15/20	2,363,750
1,500,000	Vishay Intertechnology, Inc. (a)(b)	2.25	06/15/25	1,383,750
				15,318,597
Information Technology - 28.2%
750,000	Altair Engineering, Inc.	0.25	06/01/24	816,181
1,505,000	Atlassian, Inc.	0.63	05/01/23	2,562,262
1,500,000	Bilibili, Inc. (b)	1.38	04/01/26	1,429,209
2,250,000	Carbonite, Inc. (a)	2.50	04/01/22	2,712,257
1,000,000	Cypress Semiconductor Corp.	4.50	01/15/22	1,680,896
1,000,000	Envestnet, Inc.	1.75	06/01/23	1,194,889
700,000	Evolent Health, Inc. (b)	1.50	10/15/25	459,158
2,000,000	Five9, Inc. (a)	0.13	05/01/23	2,777,640
1,500,000	Guidewire Software, Inc.	1.25	03/15/25	1,689,959
1,300,000	LivePerson, Inc. (b)	0.75	03/01/24	1,337,930
1,180,000	New Relic, Inc. (a)	0.50	05/01/23	1,264,840
2,500,000	Pluralsight, Inc. (b)	0.38	03/01/24	2,679,090
2,680,000	PROS Holdings, Inc. (a)	2.00	06/01/47	3,695,188
1,500,000	Pure Storage, Inc.	0.13	04/15/23	1,443,750
1,500,000	Silicon Laboratories, Inc.	1.38	03/01/22	1,869,767
2,000,000	Tabula Rasa HealthCare, Inc. (b)	1.75	02/15/26	2,007,261
595,000	Veeco Instruments, Inc.	2.70	01/15/23	530,886
2,000,000	Vocera Communications, Inc. (a)	1.50	05/15/23	2,395,357
1,500,000	Zynga, Inc. (b)	0.25	06/01/24	1,501,427
				34,047,947
Materials - 1.5%
610,000	SSR Mining, Inc. (a)	2.88	02/01/33	610,763
1,150,000	SSR Mining, Inc. (b)	2.50	04/01/39	1,234,128
				1,844,891
Total Corporate Convertible Bonds (Cost $95,316,600)				102,574,886

Shares	Security Description	Value
Money Market Fund - 15.3%
18,428,331	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (d)
	(Cost $18,428,331)	18,428,331
Total Long Positions - 100.4% (Cost $113,994,931)		121,282,017
Total Short Positions - (43.3)% (Proceeds $(49,780,846))		(52,310,111)
Other Assets & Liabilities, Net - 42.9%		51,801,581
Net Assets - 100.0%		$120,773,487

2	ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Short Positions - (43.3)%
Common Stock - (43.3)%
Communication Services - (10.0)%
(77,116)	Chegg, Inc.	$(2,975,906)
(5,555)	FireEye, Inc.	(82,270)
(29,200)	Gannett Co., Inc.	(238,272)
(76,119)	Infinera Corp.	(221,506)
(12,430)	InterDigital, Inc.	(800,492)
(2,847)	MercadoLibre, Inc.	(1,741,709)
(30,936)	Perficient, Inc.	(1,061,724)
(35,337)	Q2 Holdings, Inc.	(2,698,333)
(23,200)	Quotient Technology, Inc.	(249,168)
(7,590)	RingCentral, Inc., Class A	(872,243)
(7,950)	Twitter, Inc.	(277,455)
(23,500)	Vonage Holdings Corp.	(266,255)
(7,711)	YY, Inc., ADR	(537,380)
		(12,022,713)
Consumer Discretionary - (1.4)%
(94,500)	EZCORP, Inc., Class A	(894,915)
(30,842)	Guess?, Inc.	(498,098)
(3,950)	Live Nation Entertainment, Inc.	(261,688)
		(1,654,701)
Consumer Staples - (0.8)%
(10,600)	Flexion Therapeutics, Inc.	(130,380)
(10,629)	FTI Consulting, Inc.	(891,135)
		(1,021,515)
Energy - (1.5)%
(133,867)	Helix Energy Solutions Group, Inc.	(1,155,272)
(82,500)	Newpark Resources, Inc.	(612,150)
		(1,767,422)
Financials - (0.5)%
(13,118)	Encore Capital Group, Inc.	(444,306)
(17,300)	Qudian, Inc., ADR	(129,750)
		(574,056)
Health Care - (6.2)%
(82,800)	Accuray, Inc.	(320,436)
(34,800)	Alder Biopharmaceuticals, Inc.	(409,596)
(10,989)	CONMED Corp.	(940,329)
(4,390)	DexCom, Inc.	(657,798)
(11,710)	Exact Sciences Corp.	(1,382,248)
(185,593)	Inovio Pharmaceuticals, Inc.	(545,644)
(21,000)	Insmed, Inc.	(537,600)
(12,550)	Insulet Corp.	(1,498,219)
(23,400)	Karyopharm Therapeutics, Inc.	(140,166)
(11,715)	Pacira BioSciences, Inc.	(509,485)
(21,702)	Retrophin, Inc.	(435,993)
(7,600)	Theravance Biopharma, Inc.	(124,108)
		(7,501,622)
Industrials - (7.1)%
(49,224)	Aerojet Rocketdyne Holdings, Inc.	(2,203,758)
(26,831)	Chart Industries, Inc.	(2,062,767)
(13,742)	II-VI, Inc.	(502,408)
(16,150)	Kaman Corp.	(1,028,594)
(34,000)	Knowles Corp.	(622,540)
(24,852)	Team, Inc.	(380,733)
(14,200)	TimkenSteel Corp.	(115,446)
(132,719)	TTM Technologies, Inc.	(1,353,734)
(21,249)	Vishay Intertechnology, Inc.	(351,033)
		(8,621,013)
Information Technology - (15.4)%
(10,300)	Altair Engineering, Inc., Class A	(416,017)
(15,765)	Atlassian Corp. PLC, Class A	(2,062,692)
(35,900)	Bilibili, Inc., ADR	(584,093)
(54,577)	Carbonite, Inc.	(1,421,185)
(62,000)	Cypress Semiconductor Corp.	(1,378,880)

3	ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Information Technology - (15.4)% (continued)
(9,199)	Envestnet, Inc.	$(628,936)
(10,300)	Evolent Health, Inc., Class A	(81,885)
(38,199)	Five9, Inc.	(1,959,227)
(8,132)	Guidewire Software, Inc.	(824,422)
(19,641)	LivePerson, Inc.	(550,734)
(6,572)	New Relic, Inc.	(568,544)
(39,391)	Pluralsight, Inc., Class A	(1,194,335)
(40,464)	PROS Holdings, Inc.	(2,559,753)
(22,450)	Pure Storage, Inc., Class A	(342,811)
(10,110)	Silicon Laboratories, Inc.	(1,045,374)
(19,200)	Tabula Rasa HealthCare, Inc.	(958,656)
(4,600)	Veeco Instruments, Inc.	(56,212)
(42,450)	Vocera Communications, Inc.	(1,355,004)
(102,600)	Zynga, Inc.	(628,938)
		(18,617,698)
Materials - (0.4)%
(38,725)	SSR Mining, Inc.	(529,371)
Total Common Stock (Proceeds $(49,780,846))		(52,310,111)
Total Short Positions - (43.3)% (Proceeds $(49,780,846))		$(52,310,111)

4	ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2019

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $31,617,935 or 26.2% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments and liabilities as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Preferred Stock
Health Care	$278,800	$–	$–	$278,800
Corporate Convertible Bonds	–	102,574,886	–	102,574,886
Money Market Fund	–	18,428,331	–	18,428,331
Investments at Value	$278,800	$121,003,217	$–	$121,282,017
Total Assets	$278,800	$121,003,217	$–	$121,282,017
Liabilities
Securities Sold Short
Common Stock	$(52,310,111)	$–	$–	$(52,310,111)
Securities Sold Short	$(52,310,111)	$–	$–	$(52,310,111)
Total Liabilities	$(52,310,111)	$–	$–	$(52,310,111)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

5	ABSOLUTE FUNDS

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Equity Securities - 87.8%
Common Stock - 87.8%
Brazil - 6.0%
19,700	StoneCo, Ltd., Class A (a)	$582,726
Canada - 1.0%
82,392	Obsidian Energy, Ltd. (a)	98,047
Cayman Islands - 13.3%
14,400	Baozun, Inc., ADR (a)	717,984
12,500	Tencent Holdings, Ltd., ADR	565,750
		1,283,734
China - 19.9%
4,800	Alibaba Group Holding, Ltd., ADR (a)	813,360
4,246	Baidu, Inc., ADR (a)	498,311
17,000	Momo, Inc., ADR (a)	608,600
		1,920,271
Cyprus - 2.2%
1,858,534	Secure Property Development &
	Investment PLC (a)(b)	212,422
France - 0.9%
5,600	Cellectis SA, ADR (a)	87,360
Hong Kong - 6.0%
49,000	BYD Co., Ltd., Class H	295,755
2,090,300	Genting Hong Kong, Ltd.	278,289
		574,044
Ireland - 2.5%
12,400	Amarin Corp. PLC, ADR (a)	240,436
Israel - 3.1%
32,800	Teva Pharmaceutical Industries, Ltd., ADR (a)	302,744
Japan - 10.1%
38,700	FANUC Corp., ADR	715,176
5,500	SoftBank Group Corp., ADR	263,615
		978,791
Jersey - 3.3%
5,000	Novocure, Ltd. (a)	316,150
Netherlands - 1.7%
4,200	Yandex NV, Class A (a)	159,600
Spain - 6.4%
16,762	Cellnex Telecom SA (c)	620,215
Sweden - 4.3%
1,500	Spotify Technology SA (a)	219,330
20,000	Telefonaktiebolaget LM Ericsson, ADR	190,000
		409,330

Shares	Security Description	Value
Switzerland - 7.1%
38,778	STMicroelectronics NV, ADR	$683,268
United States - 0.0%
202	TCG BDC, Inc. (b)	3,080
Total Common Stock (Cost $10,908,834)		8,472,218

Principal	Security Description	Value
Private Equity Fund - 0.0%
India - 0.0%
36,915	Bharat Investors LP (a)(d)(e)	0
Total Equity Securities (Cost $10,945,749)		8,472,218

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 3.1%
Corporate Convertible Bond - 3.1%
Philippines - 3.1%
$300,000	Migo (d)(f)
	(Cost $300,000)	7.50%	12/13/19	300,000
Total Fixed Income Securities (Cost $300,000)				300,000
Investments, at value - 90.9% (Cost $11,245,749)				$8,772,218
Other Assets & Liabilities, Net - 9.1%				882,474
Net Assets - 100.0%				$9,654,692

ADR	American Depositary Receipt

LP	Limited Partnership

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $620,215 or 6.4% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $300,000 or 3.1% of net assets.
(e)	Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2019.
(f)	Corporate convertible bond purchased on 12/31/17. Illiquid investment in which redemptions are not accepted. Security fair valued using private transaction cost. The sensitivity to unobservable inputs could result in a higher or lower value if a different conversion premium or lack of marketability discount were applied, respectively.

1

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with affiliates were as follows:

Private Equity Fund
Balance 03/31/19
Principal	$400,000
Cost	$400,000
Value	$562,557
Gross Additions
Principal	$–
Cost	$–
Gross Reductions
Principal	$(400,000)
Cost	$(400,000)
Balance 06/30/19
Principal	$–
Cost	$–
Value	$–
Realized Gain/(Loss)	$162,557
Unrealized Depreciation	$(162,557)

The following is a summary of the inputs used to value the Fund's inputs as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,472,218
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	300,000
Total	$8,772,218

The Level 1 value displayed in this table is Common Stock. The Level 3 value displayed in this table is a Private Equity Fund and a Corporate Convertible Bond. Refer to this Schedule of Investments for a further breakout of each security by country and instrument type.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Private Equity Funds	Corporate Convertible Bond
Balance as of 03/31/19	$562,557	$300,000
Sales	(562,557)
Realized gain	162,557
Change in unrealized appreciation	(162,557)	-
Balance as of 06/30/19	$0	$300,000
Net change in unrealized appreciation from investments held as of 06/30/19	$(162,557)	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 98.6%
Communication Services - 15.0%
1,650	Alphabet, Inc., Class C (a)	$1,783,501
176,000	CenturyLink, Inc.	2,069,760
64,000	Discovery, Inc., Class C (a)	1,820,800
		5,674,061
Consumer Staples - 1.6%
7,000	Anheuser-Busch InBev SA/NV, ADR	619,570
Energy - 8.8%
54,000	Enterprise Products Partners LP	1,558,980
90,000	Matador Resources Co. (a)	1,789,200
		3,348,180
Financials - 29.3%
70,000	Apollo Global Management, LLC	2,401,000
4,400	Credit Acceptance Corp. (a)	2,128,852
11,500	Enstar Group, Ltd. (a)	2,004,220
16,000	JPMorgan Chase & Co.	1,788,800
63,000	The Blackstone Group, Inc.	2,798,460
		11,121,332
Health Care - 20.7%
9,500	Abbott Laboratories	798,950
23,000	Gilead Sciences, Inc.	1,553,880
44,000	Grifols SA, ADR	928,400
9,500	Laboratory Corp. of America Holdings (a)	1,642,550
65,000	RadNet, Inc. (a)	896,350
130,000	Teva Pharmaceutical Industries, Ltd., ADR (a)	1,199,900
3,900	Waters Corp. (a)	839,436
		7,859,466
Industrials - 11.6%
28,000	Advanced Drainage Systems, Inc.	918,120
19,000	Armstrong World Industries, Inc.	1,846,800
23,000	Wabtec Corp.	1,650,480
		4,415,400
Information Technology - 9.7%
187,500	BlackBerry, Ltd. (a)	1,398,750
17,000	Microsoft Corp.	2,277,320
		3,676,070
Materials - 1.9%
1,600	The Sherwin-Williams Co.	733,264
Total Common Stock (Cost $29,532,956)		37,447,343

Shares	Security Description	Exercise Price	Exp. Date	Value
Warrants - 0.0%
75,675	AgroFresh Solutions, Inc. (a)
	(Cost $171,744)	$11.50	07/31/20	$1,514
Investments, at value - 98.6% (Cost $29,704,700)				$37,448,857
Other Assets & Liabilities, Net - 1.4%				545,012
Net Assets - 100.0%				$37,993,869

ADR	American Depositary Receipt

LLC	Limited Liability Company

LP	Limited Partnership

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2019

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$37,448,857
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$37,448,857

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Equity Securities - 93.9%
Common Stock - 93.2%
Australia - 0.5%
284	BHP Group PLC	$7,267
Canada - 2.0%
100	Canadian National Railway Co.	9,255
300	Suncor Energy, Inc.	9,358
200	The Toronto-Dominion Bank	11,687
		30,300
China - 3.8%
67	Alibaba Group Holding, Ltd., ADR (a)	11,353
1,000	ANTA Sports Products, Ltd.	6,868
9,700	China Construction Bank Corp., Class H	8,357
520	China Mobile, Ltd.	4,736
4,000	CNOOC, Ltd.	6,841
9,000	Industrial & Commercial Bank of China, Ltd., Class H	6,567
316	Tencent Holdings, Ltd.	14,264
		58,986
France - 2.6%
124	BNP Paribas SA	5,889
123	Danone SA	10,420
111	Sanofi	9,581
136	Vinci SA	13,927
		39,817
Germany - 2.0%
137	BASF SE	9,958
76	Bayer AG	5,266
98	Daimler AG	5,452
80	Siemens AG	9,515
		30,191
Hong Kong - 1.3%
4,000	Hang Lung Properties, Ltd.	9,514
6,000	Sino Land Co., Ltd.	10,062
		19,576
Hungary - 0.3%
255	Richter Gedeon Nyrt	4,699
Ireland - 1.8%
156	AerCap Holdings NV (a)	8,114
195	Medtronic PLC	18,991
		27,105
Italy - 1.5%
1,513	Enel SpA	10,563
544	Eni SpA	9,035
1,955	Intesa Sanpaolo SpA	4,184
		23,782
Japan - 4.3%
300	Bridgestone Corp.	11,804
300	Canon, Inc.	8,754
300	Honda Motor Co., Ltd.	7,749
1,200	Mitsubishi UFJ Financial Group, Inc.	5,699
500	Sumitomo Electric Industries, Ltd.	6,560
200	Sumitomo Mitsui Financial Group, Inc.	7,060
800	Toray Industries, Inc.	6,079
200	Toyota Motor Corp.	12,406
		66,111
Mexico - 0.7%
908	Grupo Financiero Banorte SAB de CV, Class O	5,274
2,085	Wal-Mart de Mexico SAB de CV	5,691
		10,965
Netherlands - 1.5%
674	ING Groep NV	7,814
223	Royal Dutch Shell PLC, ADR	14,511
		22,325

Shares	Security Description	Value
Russian Federation - 0.4%
306	MMC Norilsk Nickel PJSC, ADR	$6,891
Singapore - 0.7%
800	BOC Aviation, Ltd. (b)	6,718
2,400	Singapore Press Holdings, Ltd.	4,328
		11,046
South Africa - 0.6%
23	Naspers, Ltd., Class N	5,584
1,195	Rand Merchant Investment Holdings, Ltd.	2,882
		8,466
South Korea - 3.2%
77	Daelim Industrial Co., Ltd.	7,669
202	Hana Financial Group, Inc.	6,543
89	Hyosung Corp.	5,596
145	Hyundai Steel Co.	5,249
316	Samsung Electronics Co., Ltd.	12,863
153	Shinhan Financial Group Co., Ltd.	5,949
25	SK Telecom Co., Ltd.	5,608
		49,477
Spain - 1.3%
2,025	Banco Santander SA	9,396
1,366	Telefonica SA	11,216
		20,612
Switzerland - 1.0%
144	Nestle SA	14,908
Taiwan - 1.9%
1,000	President Chain Store Corp.	9,675
12,201	Shin Kong Financial Holding Co., Ltd.	3,704
1,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,695
3,000	Uni-President Enterprises Corp.	7,988
		29,062
United Kingdom - 3.5%
1,474	BP PLC	10,269
291	GlaxoSmithKline PLC	5,826
899	HSBC Holdings PLC	7,500
8,776	Lloyds Banking Group PLC	6,307
361	Royal Dutch Shell PLC, Class B	11,833
199	Unilever PLC	12,369
		54,104
United States - 58.3%
141	AbbVie, Inc.	10,254
23	Alphabet, Inc., Class A (a)	24,904
16	Amazon.com, Inc. (a)	30,298
270	American Campus Communities, Inc. REIT	12,463
106	Ameriprise Financial, Inc.	15,387
82	Amgen, Inc.	15,111
59	Anthem, Inc.	16,650
161	Apple, Inc.	31,865
347	Applied Materials, Inc.	15,584
216	BankUnited, Inc.	7,288
236	Berry Global Group, Inc. (a)	12,411
422	Brixmor Property Group, Inc. REIT	7,545
256	Capital One Financial Corp.	23,229
75	Chevron Corp.	9,333
149	Cimarex Energy Co.	8,840
255	Cisco Systems, Inc.	13,956
123	Clean Harbors, Inc. (a)	8,745
506	Comcast Corp., Class A	21,394
222	CVS Health Corp.	12,097
481	Darling Ingredients, Inc. (a)	9,567
266	Delta Air Lines, Inc.	15,096
350	Devon Energy Corp.	9,982
83	DTE Energy Co.	10,614

1	LMCG FUNDS

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
United States - 58.3% (continued)
197	Encompass Health Corp.	$12,482
559	FNB Corp.	6,579
246	Gilead Sciences, Inc.	16,620
223	GTT Communications, Inc. (a)	3,925
192	Intel Corp.	9,191
537	Invesco, Ltd.	10,987
192	JPMorgan Chase & Co.	21,466
78	LHC Group, Inc. (a)	9,327
97	Ligand Pharmaceuticals, Inc. (a)	11,073
247	Lincoln National Corp.	15,919
371	LKQ Corp. (a)	9,872
132	Lowe's Cos., Inc.	13,320
121	Marriott Vacations Worldwide Corp.	11,664
145	Merck & Co., Inc.	12,158
143	Merit Medical Systems, Inc. (a)	8,517
276	Micron Technology, Inc. (a)	10,651
172	Microsoft Corp.	23,041
105	Murphy USA, Inc. (a)	8,823
98	Nexstar Media Group, Inc., Class A	9,898
231	Nucor Corp.	12,728
248	PacWest Bancorp	9,630
365	Pfizer, Inc.	15,812
150	Portland General Electric Co.	8,126
172	RealPage, Inc. (a)	10,122
366	Red Rock Resorts, Inc., Class A	7,862
101	Regal Beloit Corp.	8,253
182	RPM International, Inc.	11,122
306	Schlumberger, Ltd.	12,160
290	Sinclair Broadcast Group, Inc., Class A	15,553
51	Snap-on, Inc.	8,448
213	SS&C Technologies Holdings, Inc.	12,271
567	Sterling Bancorp	12,066
150	Target Corp.	12,992
93	The Allstate Corp.	9,457
46	The Boeing Co.	16,745
82	The Goldman Sachs Group, Inc.	16,777
303	The TJX Cos., Inc.	16,023
144	TreeHouse Foods, Inc. (a)	7,790
152	Tyson Foods, Inc., Class A	12,273
91	United Rentals, Inc. (a)	12,069
118	Valero Energy Corp.	10,102
470	Valvoline, Inc.	9,179
264	Verizon Communications, Inc.	15,082
68	VMware, Inc., Class A (a)	11,370
176	Walgreens Boots Alliance, Inc.	9,622
137	Walmart, Inc.	15,137
112	WR Grace & Co.	8,524
		895,421
Total Common Stock (Cost $1,200,527)		1,431,111

Shares	Security Description	Rate	Value
Preferred Stock - 0.7%
Brazil - 0.7%
200	Cia Brasileira de Distribuicao	0.12%	4,922
1,800	Itausa - Investimentos Itau SA	0.02	6,056
			10,978
Total Preferred Stock (Cost $9,306)			10,978
Total Equity Securities (Cost $1,209,833)			1,442,089

Shares	Security Description	Value
Investment Companies - 2.5%
142	iShares Core MSCI Emerging Markets ETF	7,304
46	iShares MSCI EAFE ETF	3,024
343	iShares MSCI India ETF	12,108
157	iShares MSCI Mexico ETF	6,811
392	iShares MSCI Turkey ETF	9,337

Shares	Security Description	Value
Investment Companies - 2.5%
Total Investment Companies (Cost $36,578)		$38,584
Investments, at value - 96.4% (Cost $1,246,411)		$1,480,673
Other Assets & Liabilities, Net - 3.6%		55,055
Net Assets - 100.0%		$1,535,728

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $6,718 or 0.4% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2	LMCG FUNDS

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$7,267	$–	$–	$7,267
Canada	30,300	–	–	30,300
China	58,986	–	–	58,986
France	39,817	–	–	39,817
Germany	30,191	–	–	30,191
Hong Kong	19,576	–	–	19,576
Hungary	4,699	–	–	4,699
Ireland	27,105	–	–	27,105
Italy	23,782	–	–	23,782
Japan	66,111	–	–	66,111
Mexico	10,965	–	–	10,965
Netherlands	22,325	–	–	22,325
Russian Federation	6,891	–	–	6,891
Singapore	11,046	–	–	11,046
South Africa	8,466	–	–	8,466
South Korea	49,477	–	–	49,477
Spain	20,612	–	–	20,612
Switzerland	14,908	–	–	14,908
Taiwan	29,062	–	–	29,062
United Kingdom	54,104	–	–	54,104
United States	895,421	–	–	895,421
Preferred Stock
Brazil	10,978	–	–	10,978
Investment Companies	38,584	–	–	38,584
Investments at Value	$1,480,673	$–	$–	$1,480,673

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3	LMCG FUNDS

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 90.8%
Australia - 7.5%
19,565	Ansell, Ltd.	$368,801
67,801	Charter Hall Group REIT	515,505
106,152	Charter Hall Retail REIT	325,670
430,551	Cromwell Property Group REIT	349,120
63,877	Kogan.com, Ltd.	213,013
92,987	Regis Resources, Ltd.	344,687
51,858	Sandfire Resources NL	243,562
184,749	Shopping Centres Australasia Property
	Group REIT	309,990
94,437	St Barbara, Ltd.	194,921
112,985	Whitehaven Coal, Ltd.	290,315
96,781	Zip Co., Ltd. (a)	224,898
		3,380,482
Austria - 1.4%
10,357	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	265,570
14,315	Wienerberger AG	353,224
		618,794
Belgium - 1.4%
1,319	Barco NV	277,769
12,514	Bekaert SA	335,536
		613,305
Canada - 0.8%
9,952	BRP, Inc.	355,659
Denmark - 3.0%
9,462	GN Store Nord A/S	441,521
1,234	Rockwool International A/S, Class B	315,073
10,302	Topdanmark A/S	581,004
		1,337,598
Finland - 2.3%
15,169	Cramo OYJ	360,152
7,135	Konecranes OYJ	272,360
16,857	Valmet OYJ	420,165
		1,052,677
France - 2.8%
4,921	Gaztransport Et Technigaz SA	493,258
2,753	Ipsen SA	375,653
10,518	Korian SA	400,182
		1,269,093
Germany - 3.6%
5,390	AURELIUS Equity Opportunities SE &
	Co. KGaA	255,946
7,480	CTS Eventim AG & Co. KGaA	348,045
22,919	Deutsche Pfandbriefbank AG (b)	275,728
36,561	Deutz AG	356,285
22,503	Kloeckner & Co. SE	134,722
9,354	Salzgitter AG	267,825
		1,638,551
Ireland - 0.8%
34,140	Grafton Group PLC	349,450
Italy - 4.6%
17,119	ACEA SpA	325,861
30,558	Cerved Group SpA	270,857
3,027	DiaSorin SpA	351,428
62,798	Enav SpA (b)	356,324
102,558	Hera SpA	392,305
118,823	Piaggio & C SpA	348,864
		2,045,639
Japan - 24.9%
14,000	Arcland Service Holdings Co., Ltd.	239,837
16,900	Azbil Corp.	412,566
14,100	Central Glass Co., Ltd.	312,825
46,100	CMK Corp.	267,668

Shares	Security Description	Value
Japan - 24.9% (continued)
6,900	Daiichikosho Co., Ltd.	$320,633
19,300	DMG Mori Co., Ltd.	308,793
20,000	DTS Corp.	416,640
9,200	Exedy Corp.	192,508
16,900	Fancl Corp.	415,387
16,200	Geo Holdings Corp.	207,355
409	GLP J-REIT	465,846
16,200	JAC Recruitment Co., Ltd.	381,504
97,200	JVCKenwood Corp.	225,386
30,300	Kandenko Co., Ltd.	252,933
27,700	Kanematsu Corp.	306,764
15,500	Kohnan Shoji Co., Ltd.	322,033
7,600	Maruha Nichiro Corp.	223,104
6,900	Meitec Corp.	353,912
32,500	NHK Spring Co., Ltd.	250,800
14,000	Nihon Unisys, Ltd.	469,415
10,800	Nishio Rent All Co., Ltd.	305,022
8,200	Open House Co., Ltd.	335,408
53,200	Penta-Ocean Construction Co., Ltd.	260,535
6,900	Sankyu, Inc.	362,232
6,900	SCSK Corp.	339,192
35,400	Shinoken Group Co., Ltd.	253,479
10,800	Ship Healthcare Holdings, Inc.	465,798
23,600	Showa Corp.	317,833
4,700	Sugi Holdings Co., Ltd.	221,889
69,500	The Hachijuni Bank, Ltd.	282,989
10,000	The Nisshin Oillio Group, Ltd.	279,646
13,400	Tokuyama Corp.	361,924
9,000	Towa Pharmaceutical Co., Ltd.	228,391
8,400	Tsubakimoto Chain Co.	273,858
12,300	Unizo Holdings Co., Ltd.	210,371
12,300	Yamato Kogyo Co., Ltd.	358,225
		11,202,701
Luxembourg - 0.7%
8,841	Corestate Capital Holding SA (a)	302,096
Netherlands - 3.9%
6,347	ASM International NV	413,255
8,977	ASR Nederland NV	365,029
74,630	Koninklijke BAM Groep NV	331,640
13,290	Signify NV (b)	392,914
8,844	Wereldhave NV REIT	231,702
		1,734,540
Portugal - 2.0%
1,125,516	Banco Comercial Portugues SA	347,984
285,247	Sonae SGPS SA	275,539
74,402	The Navigator Co. SA	284,096
		907,619
Singapore - 2.5%
272,500	Hi-P International, Ltd.	279,952
256,300	Mapletree Commercial Trust REIT	395,911
421,800	Mapletree North Asia Commercial Trust REIT	455,157
		1,131,020
South Korea - 2.3%
72,751	Meritz Securities Co., Ltd.	337,717
20,674	NICE Information Service Co., Ltd.	303,490
25,661	Partron Co., Ltd.	394,477
		1,035,684
Spain - 0.6%
38,458	Mediaset Espana Comunicacion SA	279,613
Sweden - 4.4%
20,814	Axfood AB	411,858
31,579	Elekta AB, Class B	458,068
33,827	Getinge AB, Class B	532,933

1	LMCG FUNDS

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Sweden - 4.4% (continued)
59,881	SSAB AB, Class A	$208,735
39,799	Svenska Cellulosa AB SCA, Class B	345,868
		1,957,462
Switzerland - 4.2%
3,947	Cembra Money Bank AG	380,670
3,120	Helvetia Holding AG	391,518
4,295	Huber + Suhner AG	361,656
10,634	Logitech International SA, Class R	424,946
4,403	Sunrise Communications Group AG (a)(b)	328,579
		1,887,369
Taiwan - 0.9%
207,032	China Life Insurance Co., Ltd.	165,641
101,000	Elan Microelectronics Corp.	236,733
		402,374
United Kingdom - 16.2%
24,214	Bovis Homes Group PLC	317,653
77,424	Crest Nicholson Holdings PLC	351,019
31,602	Dart Group PLC	335,110
198,129	Dixons Carphone PLC	275,391
44,018	Electrocomponents PLC	353,739
7,089	Fevertree Drinks PLC	208,682
47,475	Greene King PLC	372,597
17,182	Halma PLC	440,770
184,556	Hansteen Holdings PLC REIT	228,283
61,192	Howden Joinery Group PLC	393,994
42,075	Inchcape PLC	329,148
67,663	JD Sports Fashion PLC	503,885
75,633	Jupiter Fund Management PLC	405,812
270,619	Marston's PLC	401,066
62,048	National Express Group PLC	316,295
45,869	Pagegroup PLC	298,829
167,315	Pets at Home Group PLC	397,553
33,284	Softcat PLC	410,643
33,904	Tate & Lyle PLC	317,928
12,473	The Go-Ahead Group PLC	312,366
47,096	Vesuvius PLC	327,756
		7,298,519
Total Common Stock (Cost $39,560,487)		40,800,245
Investment Company - 2.9%
20,179	iShares MSCI EAFE ETF
	(Cost $1,336,510)	1,326,366
Money Market Fund - 6.0%
2,680,319	Dreyfus Treasury Securities Cash
	Management, Institutional Shares, 2.10%(c)
	(Cost $2,680,319)	2,680,319
Investments, at value - 99.7% (Cost $43,577,316)		$44,806,930
Other Assets & Liabilities, Net - 0.3%		146,385
Net Assets - 100.0%		$44,953,315

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,353,545 or 3.0% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$3,380,482	$–	$–	$3,380,482
Austria	618,794	–	–	618,794
Belgium	613,305	–	–	613,305
Canada	355,659	–	–	355,659
Denmark	1,337,598	–	–	1,337,598
Finland	1,052,677	–	–	1,052,677
France	1,269,093	–	–	1,269,093
Germany	1,638,551	–	–	1,638,551
Ireland	349,450	–	–	349,450
Italy	2,045,639	–	–	2,045,639
Japan	11,202,701	–	–	11,202,701
Luxembourg	302,096	–	–	302,096
Netherlands	1,734,540	–	–	1,734,540
Portugal	907,619	–	–	907,619
Singapore	1,131,020	–	–	1,131,020
South Korea	1,035,684	–	–	1,035,684
Spain	279,613	–	–	279,613
Sweden	1,957,462	–	–	1,957,462
Switzerland	1,887,369	–	–	1,887,369
Taiwan	402,374	–	–	402,374
United Kingdom	7,298,519	–	–	7,298,519
Investment Company	1,326,366	–	–	1,326,366
Money Market Fund	–	2,680,319	–	2,680,319
Investments at Value	$42,126,611	$2,680,319	$–	$44,806,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2	LMCG FUNDS

MERK ABSOLUTE RETURN CURRENCY FUND	JUNE 30, 2019
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
U.S. Government & Agency Obligations-5%
U.S. Treasury Securities - 5.1%
$400,000	U.S. Treasury Bill (a)
	(Cost $399,039)	USD	2.284%	08/08/19	$399,141

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 94.6%
7,372,647	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (b)
	(Cost $7,372,647)	USD	2.077	7,372,647

Investments, at value - 99.7% (Cost $7,771,686)				$7,771,788
Other Assets & Liabilities, Net – 0.3%				23,222
NET ASSETS – 100.0%				$7,795,010

(a)	Rate presented is yield to maturity.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
U.S. Government & Agency Obligations	$–	$399,141	$–	$399,141
Money Market Fund	–	7,372,647	–	7,372,647
Total Assets	$–	$7,771,788	$–	$7,771,788

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

1

MERK HARD CURRENCY FUND	JUNE 30, 2019
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds-50.3%(a)
Financials - Netherlands - 3.6%
$2,500,000	ING Bank NV, EMTN	EUR	0.700%	04/16/20	$2,865,890
Financials - Norway - 2.3%
16,000,000	SpareBank 1 Boligkreditt AS, MTN	NOK	3.400	08/07/19	1,879,122
Non-U.S. Government - Australia - 1.6%
1,800,000	Australia Government Bond	AUD	4.500	04/15/20	1,298,325
Non-U.S. Government - Belgium - 4.3%
3,000,000	Kingdom of Belgium Government Bond	EUR	3.000	09/28/19	3,441,030
Non-U.S. Government - France - 4.3%
3,000,000	French Republic Government Bond	EUR	3.750	10/25/19	3,457,926
Non-U.S. Government - Ireland - 4.3%
3,000,000	Ireland Government Bond	EUR	5.900	10/18/19	3,476,977
Non-U.S. Government - New Zealand - 0.8%
980,000	New Zealand Government Bond	NZD	3.000	04/15/20	667,633
Non-U.S. Government Agency - Germany - 2.6%
18,000,000	KFW, EMTN	NOK	0.875	11/01/19	2,107,978
Non-U.S. Government Agency - Sweden - 10.7%
80,000,000	Kommuninvest I Sverige AB, MTN	SEK	0.750	02/16/20	8,667,890
Regional Authority - Canada - 11.5%
4,100,000	Province of British Columbia Canada	CAD	4.100	12/18/19	3,165,411
3,900,000	Province of New Brunswick Canada	CAD	4.500	06/02/20	3,052,933
4,000,000	Province of Saskatchewan Canada	CAD	3.900	07/28/20	3,125,409
					9,343,753
Supranational Bank - Luxembourg - 4.3%
3,000,000	European Financial Stability Facility, EMTN	EUR	1.750	10/29/20	3,517,648
Total Foreign Bonds (Cost $40,881,718)					40,724,172
Foreign Treasury Securities-21.5%(a)
Non-U.S. Government - Canada - 14.1%
15,000,000	Canadian Treasury Bill (b)	CAD	1.680	11/14/19	11,383,643
Non-U.S. Government - Norway - 7.4%
51,500,000	Norway Treasury Bill (b)(c)	NOK	1.080	12/18/19	6,003,407
Total Foreign Treasury Securities (Cost $17,255,038)					17,387,050
U.S. Government & Agency Obligations-6.2%(a)
U.S. Treasury Securities - 6.2%
5,000,000	U.S. Treasury Bill (d)
	(Cost $4,987,265)	USD	2.440	08/08/19	4,989,260

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 8.2%(a)
477,800	VanEck Merk Gold Trust ETF (e)(f)
	(Cost $5,933,706)	USD	6,603,196

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 3.1%(a)
2,540,096	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (g)
	(Cost $2,540,096)	USD	2.077	2,540,096

Investments, at value - 89.3% (Cost $71,597,823)				$72,243,774
Foreign Currencies – 11.4% (Cost $9,134,334)				9,197,325
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%				5,902
Other Assets & Liabilities, Net – (0.7)%				(518,697)
NET ASSETS – 100.0%				$80,928,304

EMTN	European Medium Term Note

ETF	Exchange Traded Fund

MTN	Medium Term Note

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

(b)	Zero coupon bond. Interest rate presented is yield to maturity.

1

(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $6,003,407 or 7.4% of net assets.

(d)	Rate presented is yield to maturity.

(e)	Affiliate.

(f)	Non-income producing security.

(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Exchange Traded Product
VanEck Merk Gold Trust ETF	Balance 3/31/2019	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 6/30/2019	Realized Gain/(Loss)	Investment Income
Shares/ Principal	477,800	–	–	–	477,800
Cost	$5,933,706	$–	$–	$–	$5,933,706	$–	$–
Value	6,053,726	–	–	549,470	6,603,196

As of June 30, 2019, the Merk Hard Currency Fund had the following forward currency contract outstanding:

Counterparty	Contracts to Purchase		Settlement Date	Settlement Value	Net Unrealized Appreciation
BNY Mellon Capital Markets, LLC	4,800,000	British Pound Sterling	07/24/19	$6,097,459	$5,902

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Foreign Bonds	$–	$40,724,172	$–	$40,724,172
Foreign Treasury Securities	–	17,387,050	–	17,387,050
U.S. Government & Agency Obligations	–	4,989,260	–	4,989,260
Exchange Traded Product	6,603,196	–	–	6,603,196
Money Market Fund	–	2,540,096	–	2,540,096
Investments, at value	$6,603,196	$65,640,578	$–	$72,243,774
Other Financial Instrument*
Forward Currency Contract	–	5,902	–	5,902
Total Assets	$6,603,196	$65,646,480	$–	$72,249,676

*	Other Financial Instruments is a derivative not reflected in the Schedule of Investments, such as a forward currency contract, which is valued at the unrealized appreciation (depreciation) at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 97.1%
Consumer Discretionary - 13.1%
2,615	Amazon.com, Inc. (a)	$4,951,842
26,957	Aptiv PLC	2,178,934
1,322	Booking Holdings, Inc. (a)	2,478,367
10,431	The Home Depot, Inc.	2,169,335
56,296	The TJX Cos., Inc.	2,976,933
		14,755,411
Financials - 22.7%
62,376	Aflac, Inc.	3,418,828
24,040	American Express Co.	2,967,497
19,139	Berkshire Hathaway, Inc., Class B (a)	4,079,861
24,016	JPMorgan Chase & Co.	2,684,989
18,420	Mastercard, Inc., Class A	4,872,643
11,500	S&P Global, Inc.	2,619,585
29,100	Visa, Inc., Class A	5,050,305
		25,693,708
Health Care - 16.1%
24,500	AbbVie, Inc.	1,781,640
19,857	Amgen, Inc.	3,659,248
26,621	Danaher Corp.	3,804,673
24,505	Johnson & Johnson	3,413,057
28,845	Merck & Co., Inc.	2,418,653
71,337	Pfizer, Inc.	3,090,319
		18,167,590
Industrials - 9.4%
40,000	Colfax Corp. (a)	1,121,200
25,220	CSX Corp.	1,951,272
9,300	Cummins, Inc.	1,593,462
37,625	Fortive Corp.	3,067,190
4,227	General Dynamics Corp.	768,553
16,500	United Technologies Corp.	2,148,300
		10,649,977
Information Technology - 35.8%
17,804	Accenture PLC, Class A	3,289,645
4,875	Alphabet, Inc., Class A (a)	5,278,650
26,981	Apple, Inc.	5,340,079
15,110	Broadcom, Inc.	4,349,565

Shares	Security Description	Value
Information Technology - 35.8% (continued)
19,800	CDW Corp.	$2,197,800
66,853	Cisco Systems, Inc.	3,658,865
13,500	Facebook, Inc., Class A (a)	2,605,500
20,172	Fiserv, Inc. (a)	1,838,879
88,808	Intel Corp.	4,251,239
24,560	Microsoft Corp.	3,290,058
12,840	Texas Instruments, Inc.	1,473,518
23,000	Worldpay, Inc., Class A (a)	2,818,650
		40,392,448
Total Common Stock (Cost $67,303,192)		109,659,134

Shares	Security Description	Rate	Value
Preferred Stock - 0.8%
Industrials - 0.8%
7,000	Colfax Corp.
	(Cost $945,908)	1.44%	888,720
Total Equity Securities (Cost $68,249,100)			110,547,854
Investments, at value - 97.9% (Cost $68,249,100)			$110,547,854
Other Assets & Liabilities, Net - 2.1%			2,396,855
Net Assets - 100.0%			$112,944,709

PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.

1

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2019

government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$109,659,134
Level 2 - Other Significant Observable Inputs	888,720
Level 3 - Significant Unobservable Inputs	–
Total	$110,547,854

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is Preferred Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 15, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	August 15, 2019